FAIR VALUE OF FINANCIAL INSTRUMENTS - SCHEDULE OF FAIR VALUE INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	$ 57,615	$ 98,948	$ 106,823
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents	28,265	19,787	18,436
Total short-term investments	57,615	98,948	106,823
Total fair value of assets	85,880	118,735	125,259
Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents	28,265	19,787	18,436
Total short-term investments	9,078	10,362	26,841
Total fair value of assets	37,343	30,149	45,277
Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents
Total short-term investments	48,537	88,586	79,982
Total fair value of assets	48,537	88,586	79,982
Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents
Total short-term investments
Total fair value of assets
Money market funds | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents	28,265	19,787	18,436
Money market funds | Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents	28,265	19,787	18,436
Money market funds | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents
Money market funds | Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents
Agency bond | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	27,168	42,255
Agency bond | Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments
Agency bond | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	27,168	42,255
Agency bond | Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments
Agency bond | Commercial paper | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments		42,255	24,405
Agency bond | Commercial paper | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments		42,255	24,405
Corporate debt securities | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	11,926	7,945
Corporate debt securities | Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments
Corporate debt securities | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	11,926	7,945
Corporate debt securities | Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments
Commercial paper | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	9,443	38,386	55,577
Commercial paper | Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments
Commercial paper | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	9,443	38,386	55,577
Commercial paper | Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments
U.S. Treasury bills | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	9,078	10,362	26,841
U.S. Treasury bills | Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	$ 9,078	10,362	$ 26,841
U.S. Treasury bills | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments
U.S. Treasury bills | Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments